Inventories - Impairment of value of inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories.
Beginning Balance	$ 30,774	$ 31,117	$ 25,402
Provision for finished and in progress goods, note 21(a)	(7,243)	(6,877)	(8,920)
Reversal for finished and in progress goods, note 21(a)	(8,314)	(12,348)	(3,866)
Total of provision (reversal) for finished and in progress goods	(1,071)	(5,471)	5,054
Provision for spare parts and supplies, note 28(a)	22,533	22,394	17,266
Reversal for spare parts and supplies, note 28(a)	(22,394)	(17,266)	(15,762)
Provision (reversal) for impairment of spare parts and supplies	139	5,128	1,504
Provision for Spare parts and supplies, note 1(e)	0	0	1,220
Reversal for spare parts and supplies, note 1(e)	0	0	(843)
Provision reversal for impairment of inventory of spare parts and supplies	0	0	377
Sale of discontinued mining unit, note 1(e)	0	0	(1,220)
Final balance	$ 29,842	$ 30,774	$ 31,117